Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
Note 23.  Quarterly Financial Data (Unaudited)

A summary of financial data for the four quarters of 2011 and 2010 is presented below:

	Quarters in 2011 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,677,112	$5,740,797	$5,681,164	$5,645,290
Interest expense	1,511,470	1,421,507	1,344,414	1,318,237
Provision for loan losses	187,500	237,500	287,500	287,500
Non-interest income	1,459,469	1,279,195	1,114,448	1,349,057
Non-interest expense	4,349,514	4,386,659	4,252,653	4,544,256
Net income	944,868	871,318	820,624	946,736
Earnings per common share	0.19	0.18	0.17	0.19

	Quarters in 2010 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,887,239	$5,899,121	$5,951,639	$5,948,984
Interest expense	1,644,096	1,680,487	1,610,258	1,592,896
Provision for loan losses	125,001	299,999	433,334	158,334
Non-interest income	1,231,801	1,186,432	1,230,782	1,992,287
Non-interest expense	4,288,821	4,360,458	4,326,559	4,306,312
Net income	938,912	732,533	787,805	1,486,758
Earnings per common share	0.20	0.15	0.16	0.31